Investment securities by type (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Available-for-sale securities
Amortized cost	SFr 2,524		SFr 3,015
Gross unrealized gains, Securities	87		75
Gross unrealized losses, Securities	0		0
Fair value	2,611	SFr 3,143	3,090
Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,458		2,949
Gross unrealized gains, Debt securities	66		55
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	2,524		3,004
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities	252		273
Gross unrealized gains, Debt securities	25		21
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	277		294
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	1,379		1,382
Gross unrealized gains, Debt securities	41		34
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	1,420		1,416
Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	283		285
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	283		285
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	515		750
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	515		750
Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	29		259
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	29		259
Equity securities
Available-for-sale securities
Amortized cost, Equity securities	66		66
Gross unrealized gains, Equity securities	21		20
Gross unrealized losses, Equity securities	0		0
Fair value, Equity securities	87		86
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities	66		65
Gross unrealized gains, Equity securities	21		20
Gross unrealized losses, Equity securities	0		0
Fair value, Equity securities	87		85
Industry and all other
Available-for-sale securities
Amortized cost, Equity securities	0		1
Gross unrealized gains, Equity securities	0		0
Gross unrealized losses, Equity securities	0		0
Fair value, Equity securities	SFr 0		SFr 1